Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Inventory Disclosure [Text Block]
Note 3 - Inventory

Inventory consisted of finished goods and raw material at June 30, 2011, and December 31, 2010, as follows:

	2011	2010
Finished goods	$739,081	$282,335
Raw material	43,103	160,302
Work in progress	176,790	575,067

	$958,974	$1,017,704

Note 3 - Inventory

Inventory consisted of finished goods and raw material at December 31, 2010 and 2009 as follows:

	2010	2009
Finished goods	$282,335	$279,141
Raw material	160,302	1,841,861
Work in progress	575,067	177,149

	$1,017,704	$2,298,151